As filed with the Securities and Exchange Commission on March 31, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-22396
NEUBERGER BERMAN HIGH YIELD STRATEGIES FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman High Yield Strategies Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments High Yield Strategies Fund Inc.a
(Unaudited) 1/31/15

PRINCIPAL AMOUNT($)		VALUE($)†

Bank Loan Obligationsµ (5.6%)

All Telecom (0.2%)
628,511	Integra Telecom, Term Loan B, 5.25%, due 2/22/19	618,562
Automotive (0.5%)
1,227,600	Navistar, Inc., Term Loan B, 5.75%, due 8/17/17	1,227,600

Business Equipment & Services (0.8%)
189,847	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	187,504
4,666	Advantage Sales and Marketing, First Lien Term Loan, 4.25%, due 7/23/21	4,608
1,520,000	Advantage Sales and Marketing, Second Lien Term Loan, 7.50%, due 7/25/22	1,485,800	¢^^
590,000	Presidio, Term Loan B, due 1/22/22	569,722	¢^^
		2,247,634
Financial Intermediaries (0.3%)
898,992	Walter Investment Mgmt, Term Loan B, 4.75%, due 12/18/20	784,371	¢^^

Health Care (0.6%)
1,524,850	United Surgical Partners International, Inc., Term Loan B, 4.75%, due 4/3/19	1,518,492

Lodging & Casinos (3.0%)
1,531,865	Centaur Acquisition, LLC, Second Lien Term Loan, 8.75%, due 2/20/20	1,521,647
1,759,000	Four Seasons Holdings Inc., Second Lien Term Loan, 6.25%, due 12/27/20	1,748,006
2,237,450	Mohegan Tribal Gaming, Term Loan B, 5.50%, due 11/19/19	2,160,885
2,655,000	Scientific Games Corp., Term Loan B-2, 6.00%, due 10/1/21	2,617,750
		8,048,288
Publishing (0.1%)
365,000	Tribune Company, Term Loan, 4.00%, due 12/27/20	359,981

Radio & Television (0.1%)
310,544	iHeartCommunications Inc., Term Loan B, 3.82%, due 1/29/16	306,081
	Total Bank Loan Obligations (Cost $15,317,889)	15,111,009

Corporate Debt Securities (134.9%)

Advertising (2.6%)
1,980,000	Anna Merger Sub, Inc., Senior Unsecured Notes, 7.75%, due 10/1/22	1,999,800	ñ
1,190,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 7.63%, due 3/15/20	1,255,450
495,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. A, 6.50%, due 11/15/22	504,900
1,800,000	Clear Channel Worldwide Holdings, Inc., Guaranteed Notes, Ser. B, 6.50%, due 11/15/22	1,856,250
1,410,000	Nielsen Finance LLC, Guaranteed Notes, 5.00%, due 4/15/22	1,413,525	ñ
		7,029,925
Aerospace & Defense (0.3%)
950,000	Kratos Defense & Security Solutions, Inc., Senior Secured Notes, 7.00%, due 5/15/19	788,500

Automakers (1.1%)
1,200,000	Chrysler Group LLC/CG Co-Issuer, Inc., Secured Notes, 8.25%, due 6/15/21	1,335,000
670,000	General Motors Co., Senior Unsecured Notes, 6.25%, due 10/2/43	836,992
660,000	General Motors Co., Senior Unsecured Notes, 5.20%, due 4/1/45	738,873
		2,910,865
Beverages (0.4%)
725,000	Constellation Brands, Inc., Guaranteed Notes, 4.25%, due 5/1/23	743,125
340,000	Constellation Brands, Inc., Guaranteed Notes, 4.75%, due 11/15/24	357,850
		1,100,975
Building & Construction (2.3%)
155,000	D.R. Horton, Inc., Guaranteed Notes, 4.38%, due 9/15/22	154,225
2,025,000	D.R. Horton, Inc., Guaranteed Notes, 5.75%, due 8/15/23	2,176,875
1,545,000	Lennar Corp., Guaranteed Notes, 4.75%, due 11/15/22	1,535,730
570,000	Ryland Group, Inc., Guaranteed Notes, 5.38%, due 10/1/22	552,900
490,000	Standard Pacific Corp., Guaranteed Notes, 8.38%, due 1/15/21	551,250
1,445,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., Guaranteed Notes, 5.25%, due 4/15/21	1,361,912	ñ
		6,332,892
Building Materials (1.5%)
545,000	Masco Corp., Senior Unsecured Notes, 5.95%, due 3/15/22	607,337
1,990,000	USG Corp., Senior Unsecured Notes, 9.75%, due 1/15/18	2,283,525
1,050,000	USG Corp., Guaranteed Notes, 8.38%, due 10/15/18	1,097,250	ñ
		3,988,112
Cable & Satellite Television (9.0%)
2,310,000	Altice SA, Guaranteed Notes, 7.75%, due 5/15/22	2,385,075	ñ
235,000	Altice SA, Guaranteed Notes, 7.63%, due 2/15/25	235,000	ñ
1,040,000	CCO Holdings LLC, Guaranteed Notes, 8.13%, due 4/30/20	1,093,300
655,000	CCO Holdings LLC, Guaranteed Notes, 5.25%, due 9/30/22	657,456
1,075,000	CCOH Safari LLC, Guaranteed Notes, 5.75%, due 12/1/24	1,089,781
1,832,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 6.38%, due 9/15/20	1,905,280	ñ
1,094,000	Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., Senior Unsecured Notes, 5.13%, due 12/15/21	1,069,385	ñ
615,000	CSC Holdings LLC, Senior Unsecured Notes, 7.63%, due 7/15/18	690,338
2,120,000	DISH DBS Corp., Guaranteed Notes, 5.13%, due 5/1/20	2,157,100	ØØ
1,145,000	DISH DBS Corp., Guaranteed Notes, 6.75%, due 6/1/21	1,243,756
1,955,000	DISH DBS Corp., Guaranteed Notes, 5.88%, due 11/15/24	1,964,775
1,805,000	Numericable Group SA, Senior Secured Notes, 4.88%, due 5/15/19	1,805,000	ñ
2,605,000	Numericable Group SA, Senior Secured Notes, 6.00%, due 5/15/22	2,664,654	ñ
510,000	Numericable Group SA, Senior Secured Notes, 6.25%, due 5/15/24	527,850	ñ
1,110,000	UPCB Finance III Ltd., Senior Secured Notes, 6.63%, due 7/1/20	1,157,175	ñ
895,000	Virgin Media Finance PLC, Guaranteed Notes, 6.00%, due 10/15/24	941,988	ñ
685,000	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.38%, due 4/15/21	710,688	ñ
2,000,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp., Guaranteed Notes, 10.25%, due 7/15/19	2,060,000
		24,358,601
Chemicals (2.0%)
1,130,000	Huntsman Int'l LLC, Guaranteed Notes, 4.88%, due 11/15/20	1,134,237
1,775,000	Huntsman Int'l LLC, Guaranteed Notes, 8.63%, due 3/15/21	1,908,125
360,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.00%, due 5/1/25	373,500	ñ
1,075,000	PQ Corp., Secured Notes, 8.75%, due 5/1/18	1,103,219	ñ
715,000	US Coatings Acquisition, Inc., Guaranteed Notes, 7.38%, due 5/1/21	761,475	ñ
		5,280,556
Consumer – Commercial Lease Financing (8.3%)
1,150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Guaranteed Notes, 4.50%, due 5/15/21	1,187,375	ñ
2,915,000	Ally Financial, Inc., Guaranteed Notes, 8.00%, due 3/15/20	3,476,137	ØØ
245,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, due 9/30/24	253,881
1,078,000	Ally Financial, Inc., Senior Unsecured Notes, 8.00%, due 11/1/31	1,409,485
1,830,000	CIT Group, Inc., Senior Unsecured Notes, 6.63%, due 4/1/18	1,971,825	ñ
755,000	CIT Group, Inc., Senior Unsecured Notes, 5.38%, due 5/15/20	805,963
525,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, due 8/15/22	551,250
1,640,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.88%, due 9/1/17	1,861,400
2,345,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 6.25%, due 5/15/19	2,585,363
1,340,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 8.63%, due 1/15/22	1,695,100
550,000	Int'l Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 8/15/22	607,750
3,465,000	Navient Corp., Senior Unsecured Medium-Term Notes, 4.88%, due 6/17/19	3,490,987	ØØ
1,325,000	SLM Corp., Senior Unsecured Medium-Term Notes, 5.50%, due 1/15/19	1,370,713
430,000	SLM Corp., Senior Unsecured Notes, 5.50%, due 1/25/23	412,800
631,000	SLM Corp., Senior Unsecured Medium-Term Notes, 6.13%, due 3/25/24	615,225
		22,295,254
Electric - Generation (3.4%)
375,000	Calpine Corp., Senior Secured Notes, 6.00%, due 1/15/22	402,188	ñ
475,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., Senior Secured Notes, 6.75%, due 11/1/19	488,656	ñ
890,000	NRG Energy, Inc., Guaranteed Notes, 7.63%, due 1/15/18	971,213
1,775,000	NRG Energy, Inc., Guaranteed Notes, 8.25%, due 9/1/20	1,881,500
3,460,000	NRG Energy, Inc., Guaranteed Notes, 7.88%, due 5/15/21	3,710,850	ØØ
1,715,000	NRG Energy, Inc., Guaranteed Notes, 6.25%, due 7/15/22	1,762,162
		9,216,569
Electric - Integrated (0.4%)
1,155,000	RJS Power Holdings LLC, Guaranteed Notes, 5.13%, due 7/15/19	1,120,350	ñ

Electronics (1.0%)
365,000	Amkor Technology, Inc., Senior Unsecured Notes, 6.38%, due 10/1/22	362,263
1,090,000	Flextronics Int'l Ltd., Guaranteed Notes, 5.00%, due 2/15/23	1,133,600
194,000	Freescale Semiconductor, Inc., Guaranteed Notes, 8.05%, due 2/1/20	205,640
840,000	Freescale Semiconductor, Inc., Senior Secured Notes, 6.00%, due 1/15/22	888,300	ñ
		2,589,803
Energy - Exploration & Production (17.8%)
424,000	Antero Resources Corp., Guaranteed Notes, 5.13%, due 12/1/22	405,980	ñ
2,110,000	Antero Resources Finance Corp., Guaranteed Notes, 5.38%, due 11/1/21	2,057,250
965,000	California Resources Corp., Guaranteed Notes, 5.00%, due 1/15/20	832,313	ñ
1,145,000	California Resources Corp., Guaranteed Notes, 5.50%, due 9/15/21	961,800	ñ
690,000	California Resources Corp., Guaranteed Notes, 6.00%, due 11/15/24	565,800	ñ
535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.50%, due 8/15/17	569,775
620,000	Chesapeake Energy Corp., Guaranteed Notes, 6.63%, due 8/15/20	664,175
535,000	Chesapeake Energy Corp., Guaranteed Notes, 6.13%, due 2/15/21	564,425
1,570,000	Chesapeake Energy Corp., Guaranteed Notes, 4.88%, due 4/15/22	1,558,225
664,000	Concho Resources, Inc., Guaranteed Notes, 5.50%, due 4/1/23	664,000
210,000	Denbury Resources, Inc., Guaranteed Notes, 5.50%, due 5/1/22	184,800
3,655,000	Denbury Resources, Inc., Guaranteed Notes, 4.63%, due 7/15/23	3,115,887
5,722,000	EP Energy LLC/Everest Acquisition Finance, Inc., Guaranteed Notes, 9.38%, due 5/1/20	5,764,915
2,560,000	EXCO Resources, Inc., Guaranteed Notes, 7.50%, due 9/15/18	1,632,000	ØØ
2,155,000	EXCO Resources, Inc., Guaranteed Notes, 8.50%, due 4/15/22	1,314,550
1,600,000	Laredo Petroleum, Inc., Guaranteed Notes, 5.63%, due 1/15/22	1,416,000
1,050,000	Laredo Petroleum, Inc., Guaranteed Notes, 7.38%, due 5/1/22	1,005,375
5,625,000	Linn Energy LLC, Guaranteed Notes, 6.25%, due 11/1/19	4,289,062
590,000	Linn Energy LLC, Guaranteed Notes, 8.63%, due 4/15/20	473,475
4,406,000	Linn Energy LLC, Guaranteed Notes, 7.75%, due 2/1/21	3,326,530
45,000	Linn Energy LLC, Guaranteed Notes, 6.50%, due 9/15/21	33,075
4,345,000	Newfield Exploration Co., Senior Unsecured Notes, 5.75%, due 1/30/22	4,290,687
650,000	Newfield Exploration Co., Senior Unsecured Notes, 5.63%, due 7/1/24	641,875
2,965,000	Oasis Petroleum, Inc., Guaranteed Notes, 6.88%, due 3/15/22	2,735,213
1,085,000	Rosetta Resources, Inc., Guaranteed Notes, 5.63%, due 5/1/21	1,022,613
1,245,000	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/22	1,170,300
820,000	Rosetta Resources, Inc., Guaranteed Notes, 5.88%, due 6/1/24	748,250
4,233,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 3/15/21	2,941,935
895,000	SandRidge Energy, Inc., Guaranteed Notes, 8.13%, due 10/15/22	608,600
2,865,000	SandRidge Energy, Inc., Guaranteed Notes, 7.50%, due 2/15/23	1,919,550
500,000	WPX Energy, Inc., Senior Unsecured Notes, 5.25%, due 9/15/24	465,000
		47,943,435
Food & Drug Retailers (1.1%)
750,000	Rite Aid Corp., Guaranteed Notes, 9.25%, due 3/15/20	823,125
1,442,000	Rite Aid Corp., Senior Secured Notes, 8.00%, due 8/15/20	1,539,335
570,000	Rite Aid Corp., Guaranteed Notes, 6.75%, due 6/15/21	595,650
		2,958,110
Food - Wholesale (0.8%)
2,340,000	Post Holdings, Inc., Guaranteed Notes, 6.00%, due 12/15/22	2,234,700	ñ

Gaming (9.7%)
900,000	Ameristar Casinos, Inc., Guaranteed Notes, 7.50%, due 4/15/21	936,000
435,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.38%, due 11/1/18	445,875
3,545,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 4.88%, due 11/1/20	3,657,997
670,000	GLP Capital L.P./GLP Financing II, Inc., Guaranteed Notes, 5.38%, due 11/1/23	696,800
3,300,000	Graton Economic Development Authority, Senior Secured Notes, 9.63%, due 9/1/19	3,605,250	ñ
740,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 8.88%, due 6/15/20	782,550
1,225,000	Isle of Capri Casinos, Inc., Guaranteed Notes, 5.88%, due 3/15/21	1,270,938
1,245,000	MGM Resorts Int'l, Guaranteed Notes, 8.63%, due 2/1/19	1,403,737
640,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 11.00%, due 9/15/18	633,600	ñ
2,930,000	Mohegan Tribal Gaming Authority, Guaranteed Notes, 9.75%, due 9/1/21	2,973,950
1,635,000	MTR Gaming Group, Inc., Secured Notes, 11.50%, due 8/1/19	1,769,887
1,580,000	Peninsula Gaming LLC, Guaranteed Notes, 8.38%, due 2/15/18	1,651,100	ñ
625,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 6.38%, due 8/1/21	640,625
750,000	Pinnacle Entertainment, Inc., Guaranteed Notes, 7.75%, due 4/1/22	785,625
570,000	Scientific Games Int'l, Inc., Guaranteed Notes, 6.63%, due 5/15/21	393,300	ñ
2,940,000	Scientific Games Int'l, Inc., Guaranteed Notes, 10.00%, due 12/1/22	2,697,450	ñ
1,810,000	Station Casinos LLC, Guaranteed Notes, 7.50%, due 3/1/21	1,900,500
		26,245,184
Gas Distribution (7.3%)
570,000	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 5/15/23	587,100
540,000	Access Midstream Partners L.P., Senior Unsecured Notes, 4.88%, due 3/15/24	557,550
2,280,000	AmeriGas Finance LLC, Guaranteed Notes, 6.75%, due 5/20/20	2,388,300
2,207,000	AmeriGas Finance LLC, Guaranteed Notes, 7.00%, due 5/20/22	2,311,832
420,000	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 5.88%, due 4/15/21	439,950
1,200,000	Chesapeake Midstream Partners L.P., Senior Unsecured Notes, 6.13%, due 7/15/22	1,284,000
960,000	Energy Transfer Equity L.P., Senior Secured Notes, 7.50%, due 10/15/20	1,068,192
755,000	Energy Transfer Equity L.P., Senior Secured Notes, 5.88%, due 1/15/24	783,464
1,690,000	Ferrellgas L.P./Ferrellgas Finance Corp., Senior Unsecured Notes, 6.75%, due 1/15/22	1,647,750
1,618,000	MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Guaranteed Notes, 4.50%, due 7/15/23	1,601,820
455,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 6.50%, due 7/15/21	482,300
1,110,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.88%, due 3/1/22	1,215,450
725,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 5.50%, due 4/15/23	757,625
2,035,000	Regency Energy Partners L.P./Regency Energy Finance Corp., Guaranteed Notes, 4.50%, due 11/1/23	2,055,350
250,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.75%, due 5/15/24	251,250
487,000	Suburban Propane Partners L.P./Suburban Energy Finance Corp., Senior Unsecured Notes, 7.38%, due 8/1/21	515,003
765,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.13%, due 11/15/19	745,875	ñ
300,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Guaranteed Notes, 4.25%, due 11/15/23	280,500
295,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 5.50%, due 10/15/19	299,056	ñ
430,000	Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Guaranteed Notes, 6.25%, due 10/15/22	436,450	ñ
		19,708,817
Health Facilities (9.5%)
1,080,000	Amsurg Corp., Guaranteed Notes, 5.63%, due 7/15/22	1,116,450	ñ
680,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/15/18	704,140
605,000	CHS/Community Health Systems, Inc., Senior Secured Notes, 5.13%, due 8/1/21	626,931
1,720,000	CHS/Community Health Systems, Inc., Guaranteed Notes, 6.88%, due 2/1/22	1,829,650
1,500,000	Columbia/HCA Corp., Guaranteed Notes, 7.69%, due 6/15/25	1,680,000
1,160,000	Columbia/HCA Corp., Guaranteed Notes, 7.05%, due 12/1/27	1,177,400
1,250,000	DaVita HealthCare Partners, Inc., Guaranteed Notes, 5.13%, due 7/15/24	1,284,750
665,000	DaVita, Inc., Guaranteed Notes, 5.75%, due 8/15/22	704,900
1,225,000	HCA, Inc., Senior Secured Notes, 6.50%, due 2/15/20	1,376,594
335,000	HCA, Inc., Senior Secured Notes, 4.75%, due 5/1/23	350,913
1,565,000	HCA, Inc., Senior Secured Notes, 5.00%, due 3/15/24	1,674,550
490,000	HCA, Inc., Guaranteed Notes, 5.38%, due 2/1/25	506,231
2,845,000	IASIS Healthcare LLC/IASIS Capital Corp., Guaranteed Notes, 8.38%, due 5/15/19	2,980,137
1,630,000	MPT Operating Partnership L.P./MPT Finance Corp., Guaranteed Notes, 5.50%, due 5/1/24	1,719,650
735,000	Sabra Health Care L.P./Sabra Capital Corp., Guaranteed Notes, 5.50%, due 2/1/21	777,263
1,375,000	Tenet Healthcare Corp., Senior Secured Notes, 6.25%, due 11/1/18	1,493,594
360,000	Tenet Healthcare Corp., Senior Unsecured Notes, 5.00%, due 3/1/19	359,100	ñ
670,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.75%, due 2/1/20	706,850
970,000	Tenet Healthcare Corp., Senior Secured Notes, 6.00%, due 10/1/20	1,047,600
1,665,000	Tenet Healthcare Corp., Senior Unsecured Notes, 8.13%, due 4/1/22	1,877,287
1,165,000	Tenet Healthcare Corp., Senior Unsecured Notes, 6.88%, due 11/15/31	1,106,750
625,000	United Surgical Partners Int'l, Inc., Guaranteed Notes, 9.00%, due 4/1/20	668,750
		25,769,490
Health Services (0.5%)
620,000	Envision Healthcare Corp., Guaranteed Notes, 5.13%, due 7/1/22	629,300	ñ
670,000	Service Corp. Int'l, Senior Unsecured Notes, 5.38%, due 5/15/24	696,934
		1,326,234
Investments & Misc. Financial Services (1.7%)
1,915,000	Icahn Enterprises L.P./Icahn Enterprises Finance Corp., Guaranteed Notes, 4.88%, due 3/15/19	1,948,513
2,955,000	Walter Investment Management Corp., Guaranteed Notes, 7.88%, due 12/15/21	2,504,362
		4,452,875
Machinery (1.8%)
2,235,000	Case New Holland Industrial, Inc., Guaranteed Notes, 7.88%, due 12/1/17	2,461,294	ØØ
950,000	Terex Corp., Guaranteed Notes, 6.00%, due 5/15/21	964,250
870,000	The Manitowoc Co., Inc., Guaranteed Notes, 8.50%, due 11/1/20	940,687
560,000	The Manitowoc Co., Inc., Guaranteed Notes, 5.88%, due 10/15/22	603,400
		4,969,631
Media - Diversified (1.6%)
840,000	Gannett Co., Inc., Guaranteed Notes, 7.13%, due 9/1/18	870,450
1,480,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 10/15/19	1,531,800
865,000	Gannett Co., Inc., Guaranteed Notes, 5.13%, due 7/15/20	890,950
165,000	Gannett Co., Inc., Guaranteed Notes, 4.88%, due 9/15/21	165,000	ñ
245,000	Gannett Co., Inc., Guaranteed Notes, 5.50%, due 9/15/24	247,450	ñ
615,000	IAC/InterActiveCorp, Guaranteed Notes, 4.88%, due 11/30/18	631,912
		4,337,562
Media Content (4.0%)
652,000	AMC Networks, Inc., Guaranteed Notes, 7.75%, due 7/15/21	704,160
1,840,000	Cumulus Media Holdings, Inc., Guaranteed Notes, 7.75%, due 5/1/19	1,876,800
920,000	iHeartCommunications, Inc., Senior Unsecured Notes, 10.00%, due 1/15/18	798,100
452,000	iHeartCommunications, Inc., Senior Unsecured Notes, 6.88%, due 6/15/18	404,540
485,000	iHeartCommunications, Inc., Senior Secured Notes, 9.00%, due 12/15/19	472,875
3,382,000	iHeartCommunications, Inc., Senior Secured Notes, 11.25%, due 3/1/21	3,475,005
1,665,000	iHeartCommunications, Inc., Senior Unsecured Notes, 7.25%, due 10/15/27	1,332,000
155,000	Sirius XM Radio, Inc., Guaranteed Notes, 4.25%, due 5/15/20	151,125	ñ
1,205,000	Univision Communications, Inc., Senior Secured Notes, 6.88%, due 5/15/19	1,256,212	ñ
375,000	Univision Communications, Inc., Senior Secured Notes, 7.88%, due 11/1/20	401,250	ñ
		10,872,067
Medical Products (1.6%)
80,000	DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.75%, due 3/15/18	82,000
895,000	DJO Finance LLC/DJO Finance Corp., Guaranteed Notes, 9.88%, due 4/15/18	895,000
1,480,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.13%, due 10/15/20	1,518,850	ñ
590,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 5.88%, due 1/31/22	658,588	ñ
1,025,000	Fresenius Medical Care US Finance II, Inc., Guaranteed Notes, 4.75%, due 10/15/24	1,078,812	ñ
		4,233,250
Metals - Mining Excluding Steel (1.0%)
695,000	Alcoa, Inc., Senior Unsecured Notes, 5.13%, due 10/1/24	760,018
2,080,000	CONSOL Energy, Inc., Guaranteed Notes, 5.88%, due 4/15/22	1,804,400
		2,564,418
Packaging (5.6%)
4,225,000	Berry Plastics Corp., Secured Notes, 9.75%, due 1/15/21	4,700,312	ØØ
890,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 5.63%, due 12/15/16	876,650	ñ
765,000	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., Guaranteed Notes, 6.00%, due 6/15/17	751,131	ñ
635,000	Owens-Brockway Glass Container, Inc., Senior Unsecured Notes, 5.00%, due 1/15/22	661,194	ñ
2,065,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 7.88%, due 8/15/19	2,181,156
3,650,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 9.88%, due 8/15/19	3,878,125
535,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 5.75%, due 10/15/20	547,038
905,000	Reynolds Group Issuer, Inc., Senior Secured Notes, 6.88%, due 2/15/21	952,512
550,000	Reynolds Group Issuer, Inc., Guaranteed Notes, 8.25%, due 2/15/21	558,938
		15,107,056
Pharmaceuticals (4.1%)
770,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.00%, due 7/15/19	806,575	ñ
355,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 7.25%, due 1/15/22	377,188	ñ
2,135,000	Endo Finance LLC & Endo Finco, Inc., Guaranteed Notes, 5.38%, due 1/15/23	2,102,975	ñ
375,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Guaranteed Notes, 6.00%, due 2/1/25	383,203	ñ
1,080,000	Jaguar Holding Co. II/Jaguar Merger Sub, Inc., Senior Unsecured Notes, 9.50%, due 12/1/19	1,155,600	ñ
406,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.88%, due 12/1/18	420,616	ñ
4,700,000	Valeant Pharmaceuticals Int'l, Guaranteed Notes, 6.38%, due 10/15/20	4,970,250	ñ
750,000	Valeant Pharmaceuticals Int'l, Inc., Guaranteed Notes, 6.75%, due 8/15/18	797,812	ñ
		11,014,219
Printing & Publishing (3.0%)
2,610,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 8.25%, due 3/15/19	3,014,550
1,755,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.63%, due 6/15/20	1,948,050
950,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.88%, due 3/15/21	1,054,500
285,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 7.00%, due 2/15/22	306,375
605,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.50%, due 11/15/23	620,125
1,155,000	R.R. Donnelley & Sons Co., Senior Unsecured Notes, 6.00%, due 4/1/24	1,160,775
		8,104,375
Real Estate Dev. & Mgt. (0.3%)
680,000	Realogy Group LLC, Senior Secured Notes, 7.63%, due 1/15/20	731,000	ñ

Recreation & Travel (0.4%)
535,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp., Guaranteed Notes, 5.25%, due 3/15/21	543,025
645,000	NCL Corp. Ltd., Senior Unsecured Notes, 5.25%, due 11/15/19	649,838	ñ
		1,192,863
Software - Services (5.3%)
755,000	First Data Corp., Senior Secured Notes, 7.38%, due 6/15/19	791,806	ñ
1,520,000	First Data Corp., Guaranteed Notes, 11.25%, due 1/15/21	1,723,300
3,855,000	First Data Corp., Guaranteed Notes, 12.63%, due 1/15/21	4,572,994
648,000	First Data Corp., Guaranteed Notes, 10.63%, due 6/15/21	734,670
553,000	First Data Corp., Guaranteed Notes, 11.75%, due 8/15/21	637,332
302,000	Infor Software Parent LLC/Infor Software Parent, Inc., Guaranteed Notes, 7.13% Cash/7.88% PIK, due 5/1/21	303,510	ñc
570,000	MSCI, Inc., Guaranteed Notes, 5.25%, due 11/15/24	594,225	ñ
1,285,000	Sophia Holding Finance L.P./Sophia Holding Finance, Inc., Guaranteed Notes, 9.63% Cash/10.38% PIK, due 12/1/18	1,285,000	ñc
1,660,000	Sophia, L.P., Guaranteed Notes, 9.75%, due 1/15/19	1,772,050	ñ
1,015,000	SunGard Data Systems, Inc., Guaranteed Notes, 7.63%, due 11/15/20	1,082,244
810,000	Syniverse Holdings, Inc., Guaranteed Notes, 9.13%, due 1/15/19	844,425
		14,341,556
Specialty Retail (0.8%)
270,000	L Brands, Inc., Guaranteed Notes, 5.63%, due 10/15/23	292,950
110,000	Michaels FinCo Holdings LLC/Michaels FinCo, Inc., Senior Unsecured Notes, 7.50% Cash/8.25% PIK, due 8/1/18	112,475	ñc
1,685,000	Party City Holdings, Inc., Guaranteed Notes, 8.88%, due 8/1/20	1,819,800
		2,225,225
Steel Producers - Products (1.1%)
2,950,000	ArcelorMittal, Senior Unsecured Notes, 7.50%, due 10/15/39	3,053,250

Support - Services (5.6%)
330,000	ADT Corp., Senior Unsecured Notes, 2.25%, due 7/15/17	320,265
690,000	AECOM Technology Corp., Guaranteed Notes, 5.88%, due 10/15/24	720,188	ñ
245,000	APX Group, Inc., Senior Secured Notes, 6.38%, due 12/1/19	233,363
3,260,000	APX Group, Inc., Guaranteed Notes, 8.75%, due 12/1/20	2,656,900
730,000	Hertz Corp., Guaranteed Notes, 5.88%, due 10/15/20	740,950
845,000	IHS, Inc., Guaranteed Notes, 5.00%, due 11/1/22	851,866	ñ
1,295,000	Iron Mountain, Inc., Guaranteed Notes, 7.75%, due 10/1/19	1,384,031
116,000	Iron Mountain, Inc., Guaranteed Notes, 8.38%, due 8/15/21	120,988
3,035,000	Iron Mountain, Inc., Guaranteed Notes, 5.75%, due 8/15/24	3,088,112
1,710,000	ServiceMaster Co., Guaranteed Notes, 8.00%, due 2/15/20	1,808,325	ØØ
711,000	ServiceMaster Co., Guaranteed Notes, 7.00%, due 8/15/20	741,218
750,000	United Rental N.A., Inc., Guaranteed Notes, 7.38%, due 5/15/20	807,187
1,610,000	United Rental N.A., Inc., Guaranteed Notes, 8.25%, due 2/1/21	1,740,812
		15,214,205
Tech Hardware & Equipment (0.4%)
280,000	CommScope Holding Co., Inc., Senior Unsecured Notes, 6.63% Cash/7.38% PIK, due 6/1/20	282,100	ñc
280,000	CommScope, Inc., Guaranteed Notes, 5.00%, due 6/15/21	269,500	ñ
565,000	CommScope, Inc., Guaranteed Notes, 5.50%, due 6/15/24	545,931	ñ
		1,097,531
Telecom - Satellite (2.0%)
810,000	Hughes Satellite Systems Corp., Senior Secured Notes, 6.50%, due 6/15/19	865,687
1,085,000	Inmarsat Finance PLC, Guaranteed Notes, 4.88%, due 5/15/22	1,083,644	ñ
1,480,000	Intelsat Jackson Holdings SA, Guaranteed Notes, 5.50%, due 8/1/23	1,461,500
1,225,000	Intelsat Luxembourg SA, Guaranteed Notes, 7.75%, due 6/1/21	1,214,281
875,000	Intelsat Luxembourg SA, Guaranteed Notes, 8.13%, due 6/1/23	884,844
		5,509,956
Telecom - Wireless (7.6%)
813,000	Crown Castle Int'l Corp., Senior Unsecured Notes, 4.88%, due 4/15/22	823,569
180,000	MetroPCS Wireless, Inc., Guaranteed Notes, 6.63%, due 11/15/20	187,155
455,000	SBA Telecommunications, Inc., Guaranteed Notes, 5.75%, due 7/15/20	469,788
2,355,000	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	2,163,656	ØØ
2,662,000	Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32	2,721,895
2,185,000	Sprint Corp., Guaranteed Notes, 7.88%, due 9/15/23	2,215,044
1,640,000	Sprint Corp., Guaranteed Notes, 7.13%, due 6/15/24	1,594,900
475,000	Sprint Nextel Corp., Guaranteed Notes, 9.00%, due 11/15/18	547,438	ñ
1,945,000	T-Mobile USA, Inc., Guaranteed Notes, 6.54%, due 4/28/20	2,014,903
1,120,000	T-Mobile USA, Inc., Guaranteed Notes, 6.63%, due 4/28/21	1,162,840
850,000	T-Mobile USA, Inc., Guaranteed Notes, 6.13%, due 1/15/22	874,437
605,000	T-Mobile USA, Inc., Guaranteed Notes, 6.73%, due 4/28/22	627,687
1,055,000	T-Mobile USA, Inc., Guaranteed Notes, 6.00%, due 3/1/23	1,078,737
295,000	T-Mobile USA, Inc., Guaranteed Notes, 6.84%, due 4/28/23	307,538
475,000	T-Mobile USA, Inc., Guaranteed Notes, 6.50%, due 1/15/24	492,813
555,000	T-Mobile USA, Inc., Guaranteed Notes, 6.38%, due 3/1/25	569,569
2,660,000	Wind Acquisition Finance SA, Senior Secured Notes, 4.75%, due 7/15/20	2,580,200	ñ
		20,432,169
Telecom - Wireline Integrated (6.9%)
485,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. W, 6.75%, due 12/1/23	540,775
3,900,000	CenturyLink, Inc., Senior Unsecured Notes, Ser. P, 7.60%, due 9/15/39	3,939,000
3,194,000	Citizens Communications Co., Senior Unsecured Notes, 9.00%, due 8/15/31	3,449,520	ØØ
1,419,000	Embarq Corp., Senior Unsecured Notes, 8.00%, due 6/1/36	1,638,945
1,590,000	Level 3 Financing, Inc., Guaranteed Notes, 8.63%, due 7/15/20	1,731,113
1,825,000	Telecom Italia Capital SA, Guaranteed Notes, 6.00%, due 9/30/34	1,875,188
655,000	Telecom Italia SpA, Senior Unsecured Notes, 5.30%, due 5/30/24	681,200	ñ
2,619,000	U.S. West Communications Group, Senior Unsecured Notes, 6.88%, due 9/15/33	2,642,149
425,000	Windstream Corp., Guaranteed Notes, 7.75%, due 10/1/21	431,375
1,735,000	Windstream Corp., Guaranteed Notes, 7.50%, due 6/1/22	1,741,506
		18,670,771
Theaters & Entertainment (1.1%)
1,829,000	Activision Blizzard, Inc., Guaranteed Notes, 5.63%, due 9/15/21	1,959,316	ñ
1,047,000	Regal Entertainment Group, Senior Unsecured Notes, 5.75%, due 3/15/22	1,040,456
		2,999,772
	Total Corporate Debt Securities (Cost $368,090,567)	364,322,123

NUMBER OF SHARES

Short-Term Investments (3.2%)
8,574,899	State Street Institutional Liquid Reserves Fund Premier Class (Cost $8,574,899)	8,574,899

	Total Investments (143.7%) (Cost $391,983,355)	388,008,031	##

	Liabilities, less cash, receivables and other assets [(30.7%)]	(83,038,914)	±

	Liquidation Value of Mandatory Redeemable Preferred Shares [(13.0%)]	(35,000,000)

	Total Net Assets Applicable to Common Shareholders (100.0%)	$269,969,117

See Notes to Schedule of Investments

January 31, 2015 (Unaudited)

Notes to Schedule of Investments

†	In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman High Yield Strategies Fund Inc. (the "Fund") are carried at the value that Neuberger Berman Management LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by an independent pricing service to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of the Fund's investments in interest rate swap contracts is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the overnight index swap rate and London Interbank Offered Rate ("LIBOR") forward rate to produce the daily settlement price (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund's Board of Directors (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of January 31, 2015:
Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3§	Total
Bank Loan Obligations^	$—	$15,111,009	$—	$15,111,009
Corporate Debt Securities^	—	364,322,123	—	364,322,123
Short-Term Investments	—	8,574,899	—	8,574,899
Total Investments	$—	$388,008,031	$—	$388,008,031

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 11/1/14	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of 1/31/15	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/15
Investments in Securities
Bank Loan Obligations
Lodging & Casinos	$1,763,397	$-	$-	$-	$-	$-	$-	$(1,763,397)	$-	$-
Total	$1,763,397	$-	$-	$-	$-	$-	$-	$(1,763,397)	$-	$-

As of the period ended January 31, 2015, certain securities were transferred from one level (as of October 31, 2014) to another. Based on beginning of period market values as of October 31, 2014, $1,763,397 was transferred from Level 3 to Level 2, as a result of an increase in the number of observable inputs that were readily available to the independent pricing service. As of the period ended January 31, 2015 the Fund had no transfers between Levels 1 and 2.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of January 31, 2015:

Liability Valuation Inputs

	Level 1	Level 2	Level 3	Total
Over the counter interest rate swap contracts	$-	$(1,197,394)	$-	$(1,197,394)
Open centrally cleared interest rate swap contracts	-	(322,572)	-	(322,572)
Total	$-	$(1,519,966)	$-	$(1,519,966)

##	At January 31, 2015, the cost of investments for U.S. federal income tax purposes was $391,983,735. Gross unrealized appreciation of investments was $8,619,477 and gross unrealized depreciation of investments was $12,595,181, resulting in net unrealized depreciation of $3,975,704 based on cost for U.S. federal income tax purposes.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are private placements and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At January 31, 2015, these securities amounted to $79,680,762 or 29.5% of net assets applicable to common shareholders.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts and delayed delivery purchase commitments. In addition, the Fund had deposited $1,720,056 in a segregated account for interest rate swap contracts.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2015, and their final maturity dates.

c	Payment-in-kind (PIK) security for which part of the income earned may be paid as additional principal.

¢	All or a portion of this security was purchased on a delayed delivery basis.

^^	All or a portion of this security has not settled as of January 31, 2015 and thus does not have an interest rate in effect. Interest rates do not take effect until settlement.

±	At January 31, 2015, the Fund had outstanding over the counter interest rate swap contracts as follows:
			Rate Type
Swap Counterparty	Notional Amount	Termination Date	Fixed-rate	Variable-rate Payments Received/(Paid) by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$25,000,000	March 18, 2015	1.677%	.243%(1)	$(147,355)	$(48,035)	$(195,390)
Citibank, N.A.	25,000,000	August 9, 2015	1.120%	.232%(2)	(118,873)	(111,377)	(230,250)
Citibank, N.A.	50,000,000	December 7, 2015	1.883%	.235%(3)	(120,687)	(651,067)	(771,754)
					$(386,915)	$(810,479)	$(1,197,394)

(1) 90 day LIBOR at December 16, 2014.

(2) 90 day LIBOR at November 6, 2014.

(3) 90 day LIBOR at December 4, 2014.

At January 31, 2015, the Fund had outstanding centrally cleared interest rate swap contracts as follows:

			Rate Type
Swap Counterparty	Notional Amount(1)	Termination Date	Fixed-rate	Variable-rate Payments Received/(Paid) by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
CME Group, Inc.	$25,000,000	May 14, 2018	1.371%	.233%(1)	$(62,075)	$(260,497)	$(322,572)

(1) 90 day LIBOR at November 10, 2014.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("1940 Act")), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman High Yield Strategies Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date: March 31, 2015

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: March 31, 2015